Redeemable noncontrolling interest	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Mezzanine equity
Redeemable non-controlling interest

15. Redeemable non-controlling interest

The following table summarizes the redeemable NCI as at September 30, 2022:

	Coastal Holding (a)	Varda Inc. (b)	Calma (c)	Total
Balance, December 31, 2021	$35,307,459	$4,648,928	$1,500,000	$41,456,387
Net (loss) income attributable to redeemable non-controlling interest	(297,259)	48,010	-	(249,249)
Reclassification to liability	-	(4,696,938)	-	(4,696,938)
Reclassification to equity	-	-	(1,500,000)	(1,500,000)
Balance, September 30, 2022	$35,010,200	$-	$-	$35,010,200

a)

The Company is obligated to acquire 100% of the equity in Coastal Holding when the transaction closes, which is contingent upon various conditions. As at September 30, 2022, the number of shares that would be required to redeem the NCI is approximately 24,350,000. Refer to Note 10.

b)

The Company was obligated to acquire the remaining 90.5% of Varda Inc. when regulatory approval was received for the license to transfer. On June 20, 2022, regulatory approval was received and as a result the associated redeemable NCI has been reclassified to a liability and subsequently redeemed. Refer to Note 10.

c)

The Company was obligated to acquire the Class A shares of Calma when regulatory approval was received for the license to transfer. During the three months ended September 30, 2022, the Company issued 1,762,425 shares to redeem the Calma NCI.

18. Mezzanine equity

The following is included in mezzanine equity:

	December 31, 2021	December 31, 2020
Redeemable non-controlling interest (i)	$41,456,387	$-
Class A restricted voting shares(ii)	0	582,622,025
Subscription receipts (iii)	0	25,087,000
	$41,456,387	$607,709,025

(i) Redeemable non-controlling interest

The redeemable NCI, which relates to variable interest entities for which the Company obtained control during 2021, is laid out below. Refer to Note 11 for details on the acquisition accounting for these business combinations.

The following table summarizes the activity during the year ended December 31, 2021:

	Coastal Holdings Inc. (a)	Varda Inc. (b)	Calma (c)	Total
Balance, January 1, 2021	$-	$-	$-	$-
Acquired in a business combination (Note 11)	35,428,597	4,500,000	1,500,000	41,428,597
Net (loss) income attributable to redeemable non-controlling interest	(121,138)	148,928	-	27,790

Balance, December 31, 2021	$35,307,459	$4,648,928	$1,500,000	$41,456,387

a)

The Company is obligated to acquire 100% of the equity in Coastal Holdings Inc. when the transaction closes, which is contingent upon various conditions including approval for licenses to transfer in seven (7) locations. As at December 31, 2021, the number of shares that would be required to redeem the NCI is approximately 21,421,251.

b)

The Company is obligated to acquire the remaining 90.5% of Varda Inc. when regulatory approval is received for the license to transfer for $4,500,000 to be settled in cash. The carrying amount of the NCI includes income allocation as per the agreement.

c)

The Company is obligated to acquire the Class A shares of Calma when regulatory approval is received for the license to transfer. The Calma NCI will be redeemed for a variable number of shares to the value of

 $1,500,000. The number of shares that would be required to redeem the Calma NCI at December 31, 2021 is approximately 1,094,891.

(ii) Class A restricted voting shares Authorization

The Company was authorized to issue an unlimited number of Class A restricted voting share. The holders of Class A restricted voting shares had no pre-emptive rights or other subscription rights and there were no sinking fund provisions applicable to these shares. As of January 15, 2021, the Company is no longer authorized to issue Class A restricted voting shares.

Voting Rights

The holders of the Class A restricted voting shares were entitled to vote on and receive notice of meetings on all matters requiring shareholder approval (including any proposed extension to the permitted timeline and approval of a Qualifying Transaction if otherwise required under applicable law) other than the election and/or removal of directors and auditors prior to closing of a Qualified Transaction. Prior to a Qualifying Transaction, holders of the Class A restricted voting shares were not entitled to vote at (or receive notice of or meeting materials in connection with) meetings held only to consider the election and/or removal of directors and auditors.

Redemption Rights

Only holders of Class A restricted voting shares were entitled to have their shares redeemed and receive the escrow proceeds (net of applicable taxes and other permitted deductions) in the event a Qualifying Transaction does not occur within the permitted timeline, in the event of a Qualifying Transaction, and in the event of an extension to the permitted timeline. Given that the Class A restricted voting shares could have been redeemed at the option of the holders, the Company classified the Class A restricted voting shares as mezzanine equity on the consolidated balance sheets.

Transactions

During the year ended December 31, 2019, the Company closed the offering for gross proceeds of $575,000,000 and allocated the proceeds on a relative fair value basis. This resulted in initial recognition of $546,111,261, net of transaction costs associated with the Class A restricted voting shares of $12,004,426 and recognition of warrants at relative fair value of $16,884,313.

The Company’s underwriter was entitled to an underwriting commission up to $31,625,000 or 5.5% of the gross proceeds of the Class A Restricted Voting Units issued under the offering.

The Company paid $11,500,000 during the year ended December 31, 2019, to the Underwriter at the closing of the offering included in the transaction costs noted above. The balance of the underwriting commission of $20,125,000 or 3.5% of the gross proceeds (the “Deferred Amount”) of the Class A Restricted Voting Units, were accrued at December 31, 2020 and were recorded as an adjustment to mezzanine equity in the consolidated statement of shareholders’ (deficit) equity.

During the year ended December 31, 2021, the Company settled $11,500,000 of the Deferred Amount with the common shares subscribed in November 2020 and the remaining in cash.

In addition, during the year ended December 31, 2021, the Company recorded $nil (December 31, 2020 - $2,350,312), of interest allocable to the Class A restricted voting shares.

The above noted costs are reflected in the consolidated statement of changes in shareholders’ (deficit) equity.

The following summarizes the adjustments, which were included in the statement of changes in stockholders’ equity, to re-measure the Class A restricted voting shares to their redemption amount in mezzanine equity:

	December 31, 2021	December 31, 2020
Interest allocable to Class A restricted voting shares	$-	$2,350,312
Issuance costs	-	20,125,000
	$-	$22,475,312

(iii) Subscription receipts

In November 2020, the Company announced a private placement of subscription receipts by a subsidiary of the Company. Each subscription receipt entitles the holder to receive, without payment of any additional consideration or taking of any action by the purchaser, one common shares of the Company upon the satisfaction or waiver of the escrow release conditions on or before the escrow deadline. The Company is authorized to issue an unlimited number of common shares.

Each subscription receipt was sold for $10. As at December 31, 2020, $25,087,000 for 2,508,700 subscription receipts were received in cash from subscribers and held by the Sponsor. On January 15, 2021, the Company closed on $63,135,000 or 6,313,500 of subscription receipts on closing of the Qualifying Transaction and the subscription receipts were exchanged to common shares during the year ended December 31, 2021. Refer to Note 20 for further details.

The subscription receipts could have only been redeemed upon certain events that were not certain to occur and therefore, the subscription receipts were not required to be classified as a liability under ASC 480 Distinguishing Liabilities from Equity as at December 31, 2020. However, as the subscription receipts could have been redeemed upon the occurrence of an event that is not solely within the Company’s control, the Company classified the subscription receipts as mezzanine equity on the consolidated balance sheets as at December 31, 2020.